CONVERTIBLE SUBORDINATED NOTES (Schedule of Convertible Notes Roll Forward) (Details)	1 Months Ended		12 Months Ended		12 Months Ended
	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Aug. 06, 2012 Convertible Subordinated Notes Series A [Member] ILS	Dec. 31, 2013 Convertible Subordinated Notes Series A [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series A [Member] USD ($)	Dec. 31, 2013 Convertible Subordinated Notes Series B [Member] ILS	Dec. 31, 2012 Convertible Subordinated Notes Series B [Member] USD ($)
Debt Instrument [Line Items]
Balance at beginning of year			40,537,000	$ 10,900,000	16,543,000	$ 4,400,000
Conversion	816,000	3,260,125	65,000
Redemption			4,310,000		560,000
Balance at end of year			36,162,000	$ 10,900,000	15,983,000	$ 4,400,000